Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Interest Rate Derivatives
The table below presents the Company's derivatives as well as their classification on the consolidated balance sheet as of December 31, 2017 ($ in thousands)(1):

Derivative Type	Maturity	Notional Amount	Fair Value(2)	Balance Sheet Location

Assets
Interest rate swap	October 2020	$95,000	$798	Deferred expenses and other assets, net
Interest rate swap	October 2020	10,000	128	Deferred expenses and other assets, net
Interest rate swap	October 2030	10,000	98	Deferred expenses and other assets, net
Interest rate cap(3)	January 2021	71,000	18	Deferred expenses and other assets, net
Total			$1,042

Liabilities
Interest rate swap	October 2030	95,000	$619	Accounts payable, accrued expenses and other liabilities
Interest rate swap	October 2030	22,000	285	Accounts payable, accrued expenses and other liabilities
Total			$904
____________________________________________________________________________

(1)	For the period from April 14, 2017 to December 31, 2017, the Company recognized $0.1 million in accumulated other comprehensive income (loss).

(2)
The fair value of the Company's derivatives are based upon widely accepted valuation techniques utilized by a third-party specialist using observable inputs such as interest rates and contractual cash flow and are classified as Level 2. Over the next 12 months, the Company expects that $0.1 million related to cash flow hedges will be reclassified from "Accumulated other comprehensive income (loss)" into interest expense.

(3)	This derivative is not designated in a hedging relationship.

Derivative Instruments, Gain (Loss)
The tables below present the effect of the Company's derivative financial instruments in the consolidated statements of operations and the consolidated statements of comprehensive income (loss) for the period from April 14, 2017 to December 31, 2017 ($ in thousands):

Derivatives Designated in Hedging Relationships	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Earnings (Ineffective Portion)
Interest rate swaps	Interest expense / Other expense(1)	$30	$110	$22
____________________________________________________________________________

(1)	The effective portion recognized in earnings was recorded in interest expense and the ineffective portion recognized in earnings was recorded in other expense.

	Location of Gain or (Loss) Recognized in Income	Amount of Gain or (Loss) Recognized in Income
Derivatives not Designated in Hedging Relationships
Interest rate cap	Other Expense	$(5)